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                                                              John M. Richards
                                                              Corporate Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166

                                 March 8, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Security Equity Separate Account Twenty-Six
          File No. 811-08888

Commissioners:

The Annual Reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                         Sincerely,

                                         /s/ John M. Richards
                                         -------------------------------------
                                         John M. Richards
                                         Corporate Counsel
                                         Metropolitan Life Insurance Company